Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 353	$ 334
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	320	302
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	33	32
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	94	91
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	19	18
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	116	123
Innovative Ag Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	73	70
Other activities [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 18	$ 0